SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)		12 Months Ended
	Jan. 16, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at the beginning		6,286,912	4,809,078	3,294,467
Granted (in shares)		3,442,500	2,640,598	1,894,119
Exercised (in shares)		(10,000)	(197,975)	(233,958)
Forfeited (in shares)		(952,530)	(964,789)	(145,550)
Outstanding at the end		8,766,882	6,286,912	4,809,078	3,294,467
Vested and expected to vest at the end		8,766,882
Exercisable at the end		2,448,076	2,070,533
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 4.80	$ 5.91	$ 1.75
Granted (in dollars per share)	$ 13.85	1.14	3.28	12.31
Exercised (in dollars per share)		0.55	2.08	0.99
Forfeited (in dollars per share)		4.59	6.75	3.02
Outstanding at the end (in dollars per share)		3.39	4.80	5.91	$ 1.75
Vested and expected to vest at the end (in dollars per share)		3.39
Exercisable at the end (in dollars per share)		5.79	6.35
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)		5.16	7.38	6.65
Granted (in dollars per share)	$ 7.85	0.72	2.13	8.39
Exercised (in dollars per share)		5.72	6.95	5.13
Forfeited (in dollars per share)		3.45	7.57	7.71
Outstanding at the end (in dollars per share)		3.60	5.16	$ 7.38	$ 6.65
Vested and expected to vest at the end (in dollars per share)		3.60
Exercisable at the end (in dollars per share)		$ 6.64	$ 6.87
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)		8 years 2 months 26 days	8 years 5 months 8 days	8 years 8 months 4 days	8 years 9 months 10 days
Vested and expected to vest at the end (in years)		8 years 2 months 26 days
Exercisable at the end (in years)		6 years 9 months	7 years 7 months 13 days
Outstanding at the beginning (in dollars)		$ 94,990	$ 2,619,574	$ 33,410,968
Outstanding at the end (in dollars)		2,011,843	94,990	$ 2,619,574	$ 33,410,968
Vested and expected to vest at the end (in dollars)		2,011,843
Exercisable at the end (in dollars)		$ 207,499	$ 55,880